UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

GOVERNMENT PORTFOLIO

FORM N-Q

FEBRUARY 28, 2011

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.8%
U.S. Government Agencies - 51.8%
Federal Farm Credit Bank (FFCB)	0.213%	11/4/11	$100,000,000	$100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.280%	12/28/11	90,000,000	89,984,965	(a)
Federal Farm Credit Bank (FFCB)	0.300%	7/23/12	100,000,000	100,042,341	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	3/1/11	150,000,000	150,000,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	3/28/11	50,000,000	49,992,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.271%	4/26/11	75,000,000	74,968,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.291%	4/29/11	25,000,000	24,988,118	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220%	6/20/11	75,000,000	74,949,125	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.210%	7/1/11	40,000,000	39,971,533	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.311%	12/27/11	25,000,000	24,935,201	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	3/23/11	99,750,000	99,750,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.260%	4/27/11	100,000,000	99,992,076	(a)
Federal Farm Credit Bank (FFCB), Notes	0.280%	5/3/11	136,000,000	135,992,828	(a)
Federal Farm Credit Bank (FFCB), Notes	0.190%	5/17/11	50,000,000	49,997,855	(a)
Federal Farm Credit Bank (FFCB), Notes	0.190%	5/25/11	50,000,000	49,985,856	(a)
Federal Farm Credit Bank (FFCB), Notes	0.160%	6/21/11	50,000,000	49,976,707	(a)
Federal Farm Credit Bank (FFCB), Notes	0.240%	7/12/11	125,000,000	124,986,164	(a)
Federal Farm Credit Bank (FFCB), Notes	0.500%	7/27/11	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.310%	7/28/11	100,000,000	99,987,578	(a)
Federal Farm Credit Bank (FFCB), Notes	0.210%	8/3/11	150,000,000	149,864,375	(b)
Federal Farm Credit Bank (FFCB), Notes	0.232%	8/22/11	57,500,000	57,501,378	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	9/13/11	10,000,000	9,986,389	(b)
Federal Farm Credit Bank (FFCB), Notes	0.306%	9/15/11	149,000,000	149,010,392	(a)
Federal Farm Credit Bank (FFCB), Notes	0.320%	9/23/11	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.303%	9/30/11	25,000,000	24,996,509	(a)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	155,000,000	154,928,558	(a)
Federal Farm Credit Bank (FFCB), Notes	0.291%	11/15/11	125,000,000	124,739,201	(b)
Federal Farm Credit Bank (FFCB), Notes	0.202%	11/23/11	83,525,000	83,500,625	(a)
Federal Farm Credit Bank (FFCB), Notes	0.260%	1/25/12	75,000,000	74,938,346	(a)
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	193,550,000	193,777,638	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	9/4/12	100,000,000	99,893,463	(a)
Federal Farm Credit Bank (FFCB), Notes	0.320%	9/24/12	50,000,000	49,984,135	(a)
Federal Home Loan Bank (FHLB)	0.184%	10/27/11	80,000,000	79,977,112	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.200%	3/25/11	5,125,000	5,124,317	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.190%	4/13/11	38,250,000	38,241,319	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.190%	4/15/11	100,000,000	99,976,250	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.170 - 0.200%	4/29/11	210,000,000	209,931,658	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.230%	5/18/11	31,988,000	31,972,059	(b)
Federal Home Loan Bank (FHLB), Notes	0.180%	5/26/11	125,000,000	124,961,162	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	104,500,000	104,494,327	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,996,899	(a)
Federal Home Loan Bank (FHLB), Notes	0.168%	7/20/11	100,000,000	99,988,206	(a)
Federal Home Loan Bank (FHLB), Notes	0.232%	9/26/11	70,000,000	69,967,590	(a)
Federal Home Loan Bank (FHLB), Notes	0.300%	1/6/12	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB), Notes	0.275%	2/21/12	100,000,000	99,995,076	(a)
Federal Home Loan Bank (FHLB), Notes	0.300%	2/28/12	36,000,000	36,014,465	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	3/9/11	15,000,000	14,999,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	3/28/11	25,000,000	24,996,625	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/4/11	45,000,000	44,991,925	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/6/11	41,100,000	41,092,191	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/12/11	100,000,000	99,976,667	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/18/11	$17,184,000	$17,179,647	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/20/11	100,000,000	99,972,222	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/26/11	25,650,000	25,642,020	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	4/26/11	50,000,000	49,980,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.175%	5/2/11	20,900,000	20,893,701	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210 - 0.240%	5/23/11	149,850,000	149,770,531	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	5/25/11	45,000,000	44,976,625	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	5/31/11	48,457,000	48,432,502	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	7/18/11	50,000,000	49,959,459	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.372%	3/9/11	19,109,000	19,109,682	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.363%	4/1/11	50,000,000	50,004,811	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.353%	4/7/11	28,430,000	28,432,673	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.221%	5/4/11	284,399,000	284,384,809	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.191%	5/5/11	401,126,000	401,139,435	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.223%	9/19/11	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	3/1/11	10,215,000	10,215,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	3/14/11	39,500,000	39,497,147	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	3/30/11	50,000,000	49,992,347	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	3/30/11	88,441,000	88,426,751	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/13/11	94,000,000	93,977,545	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/20/11	20,222,000	20,216,383	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	5/25/11	72,222,000	72,184,485	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.210%	6/1/11	89,000,000	88,952,237	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	6/15/11	100,000,000	99,935,222	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	7/20/11	100,000,000	99,921,666	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	9/1/11	75,000,000	74,915,666	(b)
Federal National Mortgage Association (FNMA), Notes	0.223%	9/19/11	160,000,000	159,986,907	(a)
Federal National Mortgage Association (FNMA), Notes	0.252%	7/26/12	250,000,000	249,982,564	(a)
Federal National Mortgage Association (FNMA), Notes	0.350%	12/3/12	30,000,000	29,991,733	(a)

Total U.S. Government Agencies				6,683,393,863

U.S. Treasury Bills - 0.8%
U.S. Treasury Bills	0.195%	5/26/11	50,000,000	49,976,708	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Bills	0.225%	6/30/11	$50,000,000	$49,962,188	(b)

Total U.S. Treasury Bills				99,938,896

U.S. Treasury Notes - 21.2%
U.S. Treasury Notes	0.875%	3/31/11	445,000,000	445,250,335
U.S. Treasury Notes	4.750%	3/31/11	425,000,000	426,600,004
U.S. Treasury Notes	0.875%	5/31/11	100,000,000	100,164,969
U.S. Treasury Notes	4.875%	5/31/11	412,659,000	417,479,668
U.S. Treasury Notes	1.125%	6/30/11	305,000,000	305,953,093
U.S. Treasury Notes	5.125%	6/30/11	100,000,000	101,627,738
U.S. Treasury Notes	4.500%	9/30/11	127,025,000	130,138,293
U.S. Treasury Notes	1.750%	11/15/11	300,000,000	303,070,625
U.S. Treasury Notes	4.500%	11/30/11	100,000,000	103,141,697
U.S. Treasury Notes	0.875%	1/31/12	67,000,000	67,335,019
U.S. Treasury Notes	1.375%	2/15/12	180,265,000	182,034,757
U.S. Treasury Notes	4.875%	2/15/12	50,000,000	52,172,248
U.S. Treasury Notes	0.875%	2/29/12	100,000,000	100,497,892

Total U.S. Treasury Notes				2,735,466,338

Repurchase Agreements - 26.0%
Bank of America N.A., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $500,002,222; (Fully collateralized by various U.S. government obligations, 1.375% to 1.875% due 5/15/12 to 2/28/14; Market value - $510,000,080)	0.160%	3/1/11	500,000,000	500,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $815,004,075; (Fully collateralized by U.S. government obligations, 0.625% due 12/31/12; Market value - $831,300,023)	0.180%	3/1/11	815,000,000	815,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $631,462,982; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.250% due 3/23/11 to 1/19/16; Market value - $644,089,732)	0.170%	3/1/11	631,460,000	631,460,000
Interest in $1,900,000,000 joint tri-party repurchase agreement dated 2/28/11 with RBS Securities Inc.; Proceeds at maturity - $900,004,750; (Fully collateralized by various U.S. government obligations, 0.000% due 3/10/11 to 2/9/12; Market value - $918,000,969)	0.190%	3/1/11	900,000,000	900,000,000
Morgan Stanley tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $500,002,222; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.260% due 3/3/11 to 1/24/12; Market value - $510,000,557)	0.160%	3/1/11	500,000,000	500,000,000

Total Repurchase Agreements				3,346,460,000

TOTAL INVESTMENTS - 99.8% (Cost - $12,865,259,097#)				12,865,259,097
Other Assets in Excess of Liabilities - 0.2%				21,965,292

TOTAL NET ASSETS - 100.0%				$12,887,224,389

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”), is a no-load diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. At February 28, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$12,865,259,097	—	$12,865,259,097

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 25, 2011